UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pacific Alternative Asset Management Company, LLC
Address: 19540 Jamboree Road
         Suite 400
         Irvine, CA  92612

13F File Number:  028-12309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Hallgren
Title:     Director
Phone:     (949) 261-4900

Signature, Place, and Date of Signing:

 /s/ Susan Hallgren     Irvine, CA     November 9, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-10328                      JANA PARTNERS LLC
28-11896                      TIG Advisors, LLC
28-12689                      RK Capital Management, LLC
28-12294                      Newbrook Capital Advisors LP
28-11211                      ADAR Investment Management LLC
28-11675                      Amber Capital LP
28-06728                      FSI Group, LLC
28-14060                      ACK Asset Management LLC
28-11856                      Centaurus Capital LP

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         4

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $63,336 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-11211                      ADAR Investment Management LLC
2    28-11856                      Centaurus Capital LP
3    28-11896                      TIG Advisors, LLC
4    28-10328                      JANA PARTNERS LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     1966    37900 SH       DEFINED                     0    37900        0
ANADARKO PETE CORP             COM              032511107     1063    15200 SH       DEFINED                     0    15200        0
APACHE CORP                    COM              037411105     1409    16300 SH       DEFINED                     0    16300        0
ARCH COAL INC                  COM              039380100      163    25700 SH       DEFINED                     0    25700        0
BAIDU INC                      SPON ADR REP A   056752108     1299    11112 SH       DEFINED                     0    11112        0
BEAZER HOMES USA INC           COM              07556Q105      312    87900 SH       DEFINED                     0    87900        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     1728    35871 SH       DEFINED                     0    35871        0
CHENIERE ENERGY INC            COM NEW          16411R208      524    33700 SH       DEFINED                     0    33700        0
COPA HOLDINGS SA               CL A             P31076105      260     3200 SH       DEFINED                     0     3200        0
CREDICORP LTD                  COM              G2519Y108     1065     8500 SH       DEFINED                     0     8500        0
ELDORADO GOLD CORP NEW         COM              284902103      757    49700 SH       DEFINED                     0    49700        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857      858    21687 SH       DEFINED                     0    21687        0
IAMGOLD CORP                   COM              450913108      340    21500 SH       DEFINED                     0    21500        0
KINROSS GOLD CORP              COM NO PAR       496902404      715    70000 SH  CALL DEFINED                     0    70000        0
LENNAR CORP                    CL A             526057104     2900   100833 SH       DEFINED                     0   100833        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     7791   145059 SH       DEFINED 1                   0   145059        0
NABORS INDUSTRIES LTD          SHS              G6359F103      368    26200 SH       DEFINED                     0    26200        0
NII HLDGS INC                  CL B NEW         62913F201      254    32400 SH       DEFINED                     0    32400        0
PATTERSON UTI ENERGY INC       COM              703481101     4200    66444 SH       DEFINED                     0    66444        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101      304     9000 SH       DEFINED                     0     9000        0
SEADRILL LIMITED               SHS              G7945E105      518    13200 SH       DEFINED                     0    13200        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    17809   123700 SH  PUT  DEFINED 2   3               0   123700        0
TERNIUM SA                     SPON ADR         880890108     2900   147816 SH       DEFINED                     0   147816        0
TRANSOCEAN LTD                 REG SHS          H8817H100     8296   184813 SH       DEFINED 1                   0   184813        0
VISTEON CORP                   COM NEW          92839U206     4960   111557 SH       DEFINED 4                   0   111557        0
ZHONGPIN INC                   COM              98952K107      577    52490 SH       DEFINED                     0    52490        0